Accounting Policies Accounting Policies - Price risk derivatives (Details) - FLNG derivative - FLNG - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 2,539	$ 11,979
Unrealized (loss)/gain on oil derivative instrument	(39,400)	(43,420)
Realized and unrealized (loss)/gain on oil derivative instrument	$ (36,861)	$ (31,441)